OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Payable for purchase of plant and equipment	¥ 69		¥ 79
Payable for purchase of construction-in-progress	5,346		8,641
Professional fee payable	6,741		9,154
Salaries and bonus payable	8,537		7,841
Accrued interest	390		0
Other taxes payable	303		544
Deposits from others	652		7,302
Payable for labor union, housing fund and education expenses	488		785
Deferred government subsidies	4,782		4,806
Others	3,870		243
Other Payables and Accrued Expenses Current	¥ 31,178	$ 4,698	¥ 39,395